Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Intangible Assets, Net [Abstract]
Amortization expense	$ 44,897	$ 5,719	$ 26,879